Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings

	12.31.25	12.31.24
Non-current
Corporate notes (1)	653,997	466,925
Financial loans (2)	50,556	-
Total non-current	704,553	466,925

Current
Corporate notes (1)	269,526	65,163
Interest from corporate notes	19,272	9,900
Bank overdrafts (2)	66,060	72,970
Discounted own checks (3)	61,865	-
Financial loans (2)	63,017	-
Total current	479,740	148,033

(1)	Net of debt issuance, repurchase and redemption expenses.

(2)	The table below outlines the Company’s financing arrangements with banks:

Schedule of overdrafts

		in ARS			in ARS		in ARS
Bank	Annual loan rate	Financial loans at 12/31/2025	Financial loans at 12/31/2024	Annual overdraft rate	Bank overdrafts at 12/31/2025	Bank overdrafts at 12/31/2024	Balances at 12/31/2025	Balances at 12/31/2024
ICBC	39%	68,465	-	100%	1,087	28,067	69,552	28,067
Nación	33%	20,186	-	90%	4,993	7,446	25,179	7,446
Provincia	75%	15,678	-	-	-	13,159	15,678	13,159
Credicoop	38%	9,244	-	85%	10,022	6,604	19,266	6,604
Macro	-	-	-	103%	29,999	13,090	29,999	13,090
Ciudad	-	-	-	75%	14,969	-	14,969	-
Industrial	-	-	-	100%	4,990	4,604	4,990	4,604
Total		113,573	-		66,060	72,970	179,633	72,970

(3)	Relates to post-dated checks issued by the Company to its own order and discounted with financial institutions. These discounting operations provide financing and accrue interest

Schedule of debt structure

		in USD(**)					in millions of $
Corporate Notes	Class	Financial debt at 12/31/2024	Exchange	Issue	Payment / Repurchase	Financial debt at 12/31/2025	Financial debt at 12/31/2024	Financial debt at 12/31/2025
Floating rate - Maturity 2025 (*)	4	24,301,486	-	-	(24,301,486)	-	33,654	-
Fixed rate - Maturity 2025	1	8,218,667	-	-	(8,218,667)	-	11,276	-
Floating rate - Maturity 2025 (*)	6	16,776,504	-	-	(16,776,504)	-	22,612	-
Fixed rate - Maturity 2026	3	95,762,688	-	-	-	95,762,688	129,177	139,434
Fixed rate - Maturity 2026	8	-	-	80,000,000	-	80,000,000	-	118,671
Floating rate - Maturity 2026 (*)	9	-	-	13,745,704	-	13,745,704	-	21,106
Fixed rate - Maturity 2028	5	81,920,187	-	-	-	81,920,187	108,133	121,483
Fixed rate - Maturity 2028/29/30	7	179,947,186	-	197,232,778	-	377,179,964	237,136	542,101
Total		406,926,718	-	290,978,482	(49,296,657)	648,608,543	541,988	942,795

		in USD(**)					in millions of $
Corporate Notes	Class	Financial debt at 12/31/2023	Exchange	Issue	Payment / Repurchase	Financial debt at 12/31/2024	Financial debt at 12/31/2023	Financial debt at 12/31/2024
Fixed rate - Maturity 2024	2	60,945,000	(39,700,207)	-	(21,244,793)	-	142,816	-
Floating rate - Maturity 2025 (*)	4	-	-	24,301,486	-	24,301,486	-	33,654
Fixed rate - Maturity 2025	1	55,244,538	(47,025,871)	-	-	8,218,667	128,535	11,276
Floating rate - Maturity 2025 (*)	6	-	-	16,776,504	-	16,776,504	-	22,612
Fixed rate - Maturity 2026	3	-	34,157,571	61,605,117	-	95,762,688	-	129,177
Fixed rate - Maturity 2028	5	-	6,881,682	75,038,505	-	81,920,187	-	108,133
Fixed rate - Maturity 2028/29/30	7	-	48,789,286	131,157,900	-	179,947,186	-	237,136
Total		116,189,538	3,102,461	308,879,512	(21,244,793)	406,926,718	271,351	541,988

(*)	Issuance in ARS, translated into USD at the exchange rate detailed in Note 5.
(**)	Includes issuance premiums and/or discounts.

Schedule of financial statements

Corporate Notes	Class	Use of proceeds	% applied	% pending application
Fixed rate - Maturity 2026	3	Investment in infrastructure projects, including the development and implementation of the Company’s investment plan, which provides for improvement, expansion and modernization works on its network infrastructure, including new connections, transmission, sub-transmission, distribution and upgrades to high-, medium- and low-voltage networks.	100%	0%
Fixed rate - Maturity 2028	5	Investment in infrastructure projects, including the development and implementation of the Company’s investment plan, which provides for improvement, expansion and modernization works on its network infrastructure, including new connections, transmission, sub-transmission, distribution and upgrades to high-, medium- and low-voltage networks.	100%	0%
Fixed rate - Maturity 2028/29/30	7	Debt repayment and/or refinancing	17%	0%
		In accordance with the use of proceeds described in the prospectus supplement	0%	83%
Fixed rate - Maturity 2026	8	In accordance with the use of proceeds described in the prospectus supplement (1)	-	-
Floating rate - Maturity 2026	9	In accordance with the use of proceeds described in the prospectus supplement	0%	100%

(1)	Fully repaid on March 2, 2026.

Schedule of maturities of the company's borrowings and exposure to interest rate

	12.31.25	12.31.24
Fixed rate
Less than 1 year	420,539	91,767
From 1 to 2 years	-	129,177
From 2 to 5 years	653,997	337,748
Total fixed rate	1,074,536	558,692
Floating rate
Less than 1 year	59,201	56,266
From 1 to 2 years	50,556	-
Total floating rate	109,757	56,266

Schedule of borrowings currency denominations

	12.31.25	12.31.24
Argentine peso	263,656	131,615
US dollars	920,637	483,343
Total borrowings	1,184,293	614,958

Schedule of roll forward of the company's borrowings

	12.31.25	12.31.24	12.31.23
Balance at beginning of the year	614,958	272,164	131,319
Proceeds from borrowings	694,344	532,486	49,914
Payment of borrowings' interests	(92,092)	(40,389)	(5,320)
Paid from repurchase of Corporate Notes	(3,561)	-	-
Net loss from the cancelattion of Corporate Notes	52	-	-
Payment of borrowings	(143,535)	(29,551)	(2,956)
Loss on integration in kind of Corporate Notes	-	4,534	-
Payment of Corporate Notes issuance expenses	(14,636)	(24,780)	(2,109)
Exchange diference and interest accrued	307,296	127,572	234,858
Result from exposure to inflation	(178,533)	(227,078)	(133,542)
Balance at the end of year	1,184,293	614,958	272,164